Acquisitions (Acquisition of Wetpaint) (Details) - Wetpaint - USD ($) $ in Thousands			1 Months Ended
	Apr. 30, 2014	Dec. 16, 2013	Feb. 28, 2014
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Cash Paid Including Adjustments		$ 1,634
Shares issued in business combination		31,554
Cash consideration		$ 1,619	$ 3,367
Period for average closing price		10 days
Business Combination, Acquisition Agreement for Recapitalization, Minimum Percentage of Total Shares Outstanding Held by Pre-Acquisition Shareholders That Would Trigger Issuance of Stock		13.17%
Business Combination, Acquisition Agreement for Recapitalization, Percentage of Total Shares Outstanding Held by Pre-Acquisition Shareholders That Would Trigger Cancellation of Stock		17.55%
Notes issued to sellers		$ 6,100
Common Stock
Business Acquisition [Line Items]
Shares issued in business combination		22,923
Shares issued (in shares)	700,000
Restricted Stock
Business Acquisition [Line Items]
Shares issued in business combination		3,860
Escrow Shares
Business Acquisition [Line Items]
Shares issued in business combination		$ 4,771
Business Combination, Shares in Escrow, Term		12 months
Restricted Stock Units
Business Acquisition [Line Items]
Shares issued (in shares)	98,000
Software
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		7 years
Trademarks
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		30 years
Customer Relationships
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		5 years
Noncompete Agreements
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		3 years